Geographical and business segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Geographical and business segment reporting
Condensed balance sheets and income statements of geographical segments
	Million of euros
	2018
	Continental	United	Latin	United	Corporate	Intra-Group
(Condensed) balance sheet	Europe	Kingdom	America	States	centre	eliminations	Total
Total Assets	681,887	349,353	303,356	135,043	139,634	(150,002)	1,459,271
Loans and advances to customers	383,020	257,284	150,544	85,564	6,509	—	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	142,813	39,843	60,721	16,442	6,141	(68,891)	197,069
Debt instruments	89,030	29,190	59,367	13,160	377	—	191,124
Other financial assets (*)	36,012	13,398	14,994	4,292	2,112	—	70,808
Other asset accounts (**)	31,012	9,638	17,730	15,585	124,495	(81,111)	117,349
Total Liabilities	642,479	332,137	276,095	118,532	51,557	(68,890)	1,351,910
Customer deposits	369,730	210,388	142,576	57,568	234	—	780,496
Central banks and credit institutions	158,762	33,429	48,103	16,504	1	(68,890)	187,909
Marketable debt securities	62,018	67,556	37,698	37,564	41,783	—	246,619
Other financial liabilities (***)	37,142	16,583	36,851	3,098	1,333	—	95,007
Other liabilities accounts (****)	14,827	4,181	10,867	3,798	8,206	—	41,879
Total Equity	39,408	17,216	27,261	16,511	88,077	(81,112)	107,361
Other customer funds under management	69,219	7,672	78,194	2,763	7	—	157,855
Investment funds	48,030	7,576	71,439	512	7	—	127,564
Pension funds	11,062	—	98	—	—	—	11,160
Assets under management	10,127	96	6,657	2,251	—	—	19,131
Other non-managed marketed Customer funds	28,555	—	128	13,528	—	—	42,211

(*)        Including Trading derivatives and Equity instruments.

(**)      Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

(***)    Including Trading derivatives, Short positions and Other financial liabilities.

(****)  Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

	Million of euros
	2017
	Continental	United	Latin	United	Corporate	Intra-Group
(Condensed) balance sheet	Europe	Kingdom	America	States	centre	eliminations	Total
Total Assets	678,122	361,230	293,347	114,388	132,099	(134,881)	1,444,305
Loans and advances to customers	380,081	243,616	147,929	71,963	5,326	—	848,915
Cash, balances at central banks and credit institutions and other deposits on demand	114,965	56,762	56,087	13,300	400	(53,089)	188,425
Debt instruments	99,728	26,188	57,824	13,843	1,768	—	199,351
Other financial assets (*)	39,918	24,690	14,226	3,368	2,117	—	84,319
Other asset accounts (**)	43,430	9,974	17,281	11,914	122,488	(81,792)	123,295
Total Liabilities	636,784	344,926	264,415	99,189	45,247	(53,089)	1,337,472
Customer deposits	352,549	230,504	143,266	51,189	222	—	777,730
Central banks and credit institutions	159,794	27,833	39,613	15,884	279	(53,089)	190,314
Marketable debt securities	61,214	61,112	34,435	26,176	35,029	—	217,966
Other financial liabilities (***)	45,919	21,167	36,085	2,503	1,625	—	107,299
Other liabilities accounts (****)	17,308	4,310	11,016	3,437	8,092	—	44,163
Total Equity	41,338	16,304	28,932	15,199	86,852	(81,792)	106,833
Other customer funds under management	74,314	8,657	80,732	2,871	—	—	166,574
Investment funds	52,319	8,543	74,435	452	—	—	135,749
Pension funds	11,566	—	—	—	—	—	11,566
Assets under management	10,429	114	6,297	2,419	—	—	19,259
Other non-managed marketed Customer funds	27,790	—	47	13,561	—	—	41,398

(*)        Including Trading derivatives and Equity instruments.

(**)      Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

(***)    Including Trading derivatives, Short positions and Other financial liabilities.

(****)  Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

	Million of euros
	2016
	Continental	United	Latin	United	Corporate	Intra-Group
(Condensed) balance sheet	Europe	Kingdom	America	States	centre	eliminations	Total
Total Assets	520,134	354,960	320,768	137,391	132,154	(126,282)	1,339,125
Loans and advances to customers	297,214	251,251	152,187	85,389	4,429	—	790,470
Cash, balances at central banks and credit institutions and other deposits on demand	77,232	36,643	67,400	16,970	2,640	(47,744)	153,141
Debt instruments	80,639	28,045	63,314	17,940	1,374	—	191,312
Other financial assets (*)	40,689	26,819	18,696	3,566	2,803	—	92,573
Other asset accounts (**)	24,360	12,202	19,171	13,526	120,908	(78,538)	111,629
Total Liabilities	486,644	337,945	291,454	120,741	47,387	(47,745)	1,236,426
Customer deposits	269,934	212,113	143,747	64,460	857	—	691,111
Central banks and credit institutions	105,152	21,590	47,585	22,264	552	(47,745)	149,398
Marketable debt securities	53,064	71,108	47,436	26,340	30,921	—	228,869
Other financial liabilities (***)	49,042	27,913	41,395	2,907	2,633	—	123,890
Other liabilities accounts (****)	9,452	5,221	11,291	4,770	12,424	—	43,158
Total Equity	33,490	17,015	29,314	16,650	84,767	(78,537)	102,699
Other customer funds under management	65,834	8,564	81,034	3,828	—	—	159,260
Investment funds	46,229	8,446	74,554	701	—	—	129,930
Pension funds	11,298	—	—	—	—	—	11,298
Assets under management	8,307	118	6,480	3,127	—	—	18,032
Other non-managed marketed Customer funds	7,790	—	448	14,999	10	—	23,247

(*)        Including Trading derivatives and Equity instruments.

(**)      Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

(***)    Including Trading derivatives, Short positions and Other financial liabilities.

(****)  Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

The condensed income statements for the geographical segments are as follows:

	Million of euros
	2018
	Continental		Latin	United	Corporate
(Condesed) Underlying income statement	Europe	UK	America	States	centre	Total
Net interest income	10,107	4,136	15,654	5,391	(947)	34,341
Net fee income	4,419	1,023	5,253	859	(69)	11,485
Gains (losses) on financial transactions (*)	915	199	600	72	11	1,797
Other operating income (**)	441	62	(306)	627	(23)	801
Total income	15,882	5,420	21,201	6,949	(1,028)	48,424
Administrative expenses, depreciation and amortisation	(8,279)	(2,995)	(7,995)	(3,015)	(495)	(22,779)
Net operating income (***)	7,603	2,425	13,206	3,934	(1,523)	25,645
Net loan-loss provisions (****)	(1,399)	(173)	(4,567)	(2,618)	(116)	(8,873)
Other gains (losses) and provisions (*****)	(703)	(326)	(667)	(199)	(100)	(1,995)
Operating profit/(loss) before tax	5,501	1,926	7,972	1,117	(1,739)	14,777
Tax on profit	(1,461)	(539)	(2,904)	(347)	21	(5,230)
Profit from continuing operations	4,040	1,387	5,068	770	(1,718)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	4,040	1,387	5,068	770	(1,718)	9,547
Non-controlling interests	397	25	840	218	3	1,483
Attributable profit to the parent	3,643	1,362	4,228	552	(1,721)	8,064

(*)          Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)      Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****)  Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

	Million of euros
	2017
	Continental		Latin	United	Corporate
(Condesed) Underlying income statement	Europe	UK	America	States	centre	Total
Net interest income	9,230	4,364	15,984	5,569	(851)	34,296
Net fee income	4,167	1,003	5,494	971	(38)	11,597
Gains (losses) on financial transactions (*)	626	282	1,014	9	(227)	1,704
Other operating income (**)	394	67	30	410	(104)	797
Total income	14,417	5,716	22,522	6,959	(1,220)	48,394
Administrative expenses, depreciation and amortisation	(7,661)	(2,862)	(8,720)	(3,198)	(476)	(22,917)
Net operating income (***)	6,756	2,854	13,802	3,761	(1,696)	25,477
Net loan-loss provisions (****)	(1,109)	(205)	(4,972)	(2,780)	(45)	(9,111)
Other gains (losses) and provisions (*****)	(746)	(465)	(1,330)	(90)	(182)	(2,813)
Operating profit/(loss) before tax	4,901	2,184	7,500	891	(1,923)	13,553
Tax on profit	(1,316)	(661)	(2,386)	(256)	31	(4,588)
Profit from continuing operations	3,585	1,523	5,114	635	(1,892)	8,965
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,585	1,523	5,114	635	(1,892)	8,965
Non-controlling interests	383	25	817	227	(3)	1,449
Attributable profit to the parent	3,202	1,498	4,297	408	(1,889)	7,516

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)      Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)   Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

	Million of euros
	2016
	Continental		Latin	United	Corporate
(Condesed) Underlying income statement	Europe	UK	America	States	centre	Total
Net interest income	8,161	4,405	13,345	5,917	(739)	31,089
Net fee income	3,497	1,031	4,581	1,102	(31)	10,180
Gains (losses) on financial transactions (*)	818	319	806	22	(242)	1,723
Other operating income (**)	330	61	32	492	(53)	862
Total income	12,806	5,816	18,764	7,533	(1,065)	43,854
Administrative expenses, depreciation and amortisation	(6,781)	(2,967)	(7,692)	(3,197)	(450)	(21,087)
Net operating income (***)	6,025	2,849	11,072	4,336	(1,515)	22,767
Net loan-loss provisions (****)	(1,342)	(58)	(4,911)	(3,208)	1	(9,518)
Other gains (losses) and provisions (*****)	(671)	(340)	(785)	(90)	(74)	(1,960)
Operating profit/(loss) before tax	4,012	2,451	5,376	1,038	(1,588)	11,289
Tax on profit	(1,083)	(735)	(1,362)	(357)	141	(3,396)
Profit from continuing operations	2,929	1,716	4,014	681	(1,447)	7,893
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	2,929	1,716	4,014	681	(1,447)	7,893
Non-controlling interests	330	36	628	286	(8)	1,272
Attributable profit to the parent	2,599	1,680	3,386	395	(1,439)	6,621

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****)  Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Schedule of condensed income statements of business segments
	Million of euros
	2018
		Corporate &		Real Estate
	Retail	Investment	Wealth	Activity in	Corporate
(Condensed) Underlying income statement	Banking	Banking	Management	Spain	centre	Total
Interest income/ (charges)	32,523	2,378	420	(33)	(947)	34,341
Net fee income	8,945	1,512	1,097	—	(69)	11,485
Gains (losses) on financial transactions (*)	720	1,004	62	—	11	1,797
Other operating income (**)	645	193	(37)	23	(23)	801
Total income	42,833	5,087	1,542	(10)	(1,028)	48,424
Administrative expenses, depreciation and amortisation	(19,256)	(2,105)	(729)	(194)	(495)	(22,779)
Net operating income (***)	23,577	2,982	813	(204)	(1,523)	25,645
Net loan-loss provisions (****)	(8,461)	(217)	(9)	(70)	(116)	(8,873)
Other gains (losses) and provisions (*****)	(1,707)	(108)	(7)	(73)	(100)	(1,995)
Operating profit/(loss) before tax	13,409	2,657	797	(347)	(1,739)	14,777
Tax on profit	(4,329)	(792)	(234)	104	21	(5,230)
Profit from continuing operations	9,080	1,865	563	(243)	(1,718)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	9,080	1,865	563	(243)	(1,718)	9,547
Non-controlling interests	1,287	160	35	(2)	3	1,483
Attributable profit to the parent	7,793	1,705	528	(241)	(1,721)	8,064

The condensed income statements are as follows:

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)        Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)      Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

(*****)  Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

	Million of euros
	2017
		Corporate &		Real Estate
	Retail	Investment	Wealth	Activity in	Corporate
(Condensed) Underlying income statement	Banking	Banking	Management	Spain	centre	Total
Interest income/ (charges)	32,339	2,442	404	(38)	(851)	34,296
Net fee income	9,306	1,627	700	2	(38)	11,597
Gains (losses) on financial transactions (*)	681	1,212	38	—	(227)	1,704
Other operating income (**)	580	222	70	29	(104)	797
Total income	42,906	5,503	1,212	(7)	(1,220)	48,394
Administrative expenses, depreciation and amortisation	(19,677)	(2,028)	(528)	(208)	(476)	(22,917)
Net operating income (***)	23,229	3,475	684	(215)	(1,696)	25,477
Net loan-loss provisions (****)	(8,278)	(690)	(9)	(88)	(46)	(9,111)
Other gains (losses) and provisions (*****)	(2,395)	(72)	(8)	(157)	(181)	(2,813)
Operating profit/(loss) before tax	12,556	2,713	667	(460)	(1,923)	13,553
Tax on profit	(3,843)	(750)	(165)	139	31	(4,588)
Profit from continuing operations	8,713	1,963	502	(321)	(1,892)	8,965
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	8,713	1,963	502	(321)	(1,892)	8,965
Non-controlling interests	1,258	183	24	(13)	(3)	1,449
Attributable profit to the parent	7,455	1,780	478	(308)	(1,889)	7,516

(*)          Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)      Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

	Million of euros
	2016
		Corporate &		Real Estate
	Retail	Investment	Wealth	Activity in	Corporate
(Condensed) Underlying income statement	Banking	Banking	Management	Spain	centre	Total
Interest income/ (charges)	28,914	2,528	429	(43)	(739)	31,089
Net fee income	8,206	1,407	597	1	(31)	10,180
Gains (losses) on financial transactions (*)	668	1,256	32	9	(242)	1,723
Other operating income (**)	536	289	18	72	(53)	862
Total income	38,324	5,480	1,076	39	(1,065)	43,854
Administrative expenses, depreciation and amortisation	(18,036)	(1,917)	(473)	(211)	(450)	(21,087)
Net operating income (***)	20,288	3,563	603	(172)	(1,515)	22,767
Net loan-loss provisions (****)	(8,673)	(658)	(22)	(167)	2	(9,518)
Other gains (losses) and provisions (*****)	(1,682)	(76)	(5)	(122)	(75)	(1,960)
Operating profit/(loss) before tax	9,933	2,829	576	(461)	(1,588)	11,289
Tax on profit	(2,734)	(787)	(153)	137	141	(3,396)
Profit from continuing operations	7,199	2,042	423	(324)	(1,447)	7,893
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	7,199	2,042	423	(324)	(1,447)	7,893
Non-controlling interests	1,089	174	14	3	(8)	1,272
Attributable profit to the parent	6,110	1,868	409	(327)	(1,439)	6,621

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)   Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

(*****)  Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Schedule of reconciliation of consolidated profit after tax to operating profit before tax

	Million of euros
	2018
	Underlying		Statutory
Reconciliation of underlying results to statutory results	results	Adjustments	results
Interest income/ (charges)	34,341	—	34,341
Net fee income	11,485	—	11,485
Gains (losses) on financial transactions (*)	1,797	—	1,797
Other operating income (**)	801	—	801
Total income	48,424	—	48,424
Administrative expenses, depreciation and amortisation	(22,779)	—	(22,779)
Net operating income (***)	25,645	—	25,645
Net loan-loss provisions (****)	(8,873)	—	(8,873)
Other gains (losses) and provisions (*****)	(1,995)	(576)	(2,571)
Operating profit/(loss) before tax	14,777	(576)	14,201
Tax on profit	(5,230)	344	(4,886)
Consolidated profit	9,547	(232)	9,315
Non-controlling interests	1,483	22	1,505
Attributable profit to the parent	8,064	(254)	7,810

(*)          Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)   Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of 113 million euros mainly corresponding to results from commitments and contingent risks, Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Explanation of adjustments:

-

Restructuring costs: The net impact of EUR -300 million on Profit attributable to the Parent, relates to restructuring costs in connection with the integration of Banco Popular Español, S.A.U., as follows EUR -280 million in Spain, EUR -40 million in corporate centre and EUR 20 million in Portugal. The corresponding gross impacts are reflected on the “Other gains (losses) and provisions” line above.

-	Negative goodwill in Poland: The negative goodwill of EUR 45 million, relates to the acquisition of the banking and private banking business of Deutsche Bank Polska, S.A.

	Million of euros
	2017
	Underlying		Statutory
Reconciliation of underlying results to statutory results	results	Adjustments	results
Interest income/ (charges)	34,296	—	34,296
Net fee income	11,597	—	11,597
Gains (losses) on financial transactions (*)	1,704	(39)	1,665
Other operating income (**)	797	—	797
Total income	48,394	(39)	48,355
Administrative expenses, depreciation and amortisation	(22,917)	(76)	(22,993)
Net operating income (***)	25,477	(115)	25,362
Net loan-loss provisions (****)	(9,111)	(98)	(9,209)
Other gains (losses) and provisions (*****)	(2,813)	(1,249)	(4,062)
Operating profit/(loss) before tax	13,553	(1,462)	12,091
Tax on profit	(4,588)	704	(3,884)
Consolidated profit	8,965	(758)	8,207
Non-controlling interests	1,449	139	1,588
Attributable profit to the parent	7,516	(897)	6,619

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)    Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of 50 million euros mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

Explanation of adjustments

-

Allfunds Bank, S.A. sale: corresponds to the sale by the Bank and its partners of 100% of Allfunds Bank, S.A. capital, obtaining an amount of EUR 501 million from the sale of its 25% stake in Allfunds Bank, S.A., resulting in gains of EUR 425 million recognised in “Other gains (losses) and provisions” and of EUR 297 million net of tax.

-

Restructuring Costs and equity impairments: relates to the charge of EUR -425 million on “Other gains (losses) and provisions” (EUR -300 million net of tax) for the integration of Banco Popular Español, S.A.U. into the group and an additional charge of EUR -125 million on “Other gains (losses) and provisions” (EUR -85 million after tax effect) mainly related to commercial networks in Germany. During 2017, an additional impairment on equity investment and intangible assets held by the Group has been accounted for a value of EUR -130 million on “Other gains (losses) and provisions”, with no tax effect.

-

Goodwill Impairment: impairment of goodwill associated with Santander Consumer USA Holdings, Inc. This impairment had a gross impact of EUR -899 million on “Other gains (losses) and provisions” line (EUR -603 million in Profit attributable to the parent).

-

US Tax Reform and other impairments: the adjustment primarily corresponds to net impacts of the tax reform in the United States together with other expenses related to provisions for hurricanes and other provisions in the year 2017. The net impact of these adjustments in Profit attributable to the parent adds EUR -76 million.

	Million of euros
	2016
	Underlying		Statutory
Reconciliation of underlying results to statutory results	results	Adjustments	results
Interest income/ (charges)	31,089	—	31,089
Net fee income	10,180	—	10,180
Gains (losses) on financial transactions (*)	1,723	378	2,101
Other operating income (**)	862	—	862
Total income	43,854	378	44,232
Administrative expenses, depreciation and amortisation	(21,087)	(14)	(21,101)
Net operating income (***)	22,767	364	23,131
Net loan-loss provisions (****)	(9,518)	—	(9,518)
Other gains (losses) and provisions (*****)	(1,960)	(885)	(2,845)
Operating profit/(loss) before tax	11,289	(521)	10,768
Tax on profit	(3,396)	114	(3,282)
Consolidated profit	7,893	(407)	7,486
Non-controlling interests	1,272	10	1,282
Attributable profit to the parent	6,621	(417)	6,204

(*)         Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

(**)       Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

(***)     Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

(****)   Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortised cost. Additionally, includes a release of EUR 108 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

(*****) Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of 108 million euros mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.